SCHEDULE OF RIGHT OF USE ASSET AND LEASE LIABILITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Right of use asset, Cost, Beginning balance	$ 730,652	$ 649,110
Lease modification		81,542
Additions	260,352
Right of use asset, Cost, Ending balance	991,004	730,652
Right of use asset, Accumulated Amortization, Beginning balance	489,605	322,220
Amortization during the period	129,122	158,648
Effect of changes in foreign exchange rates, net	6,596	8,737
Right of use asset, Accumulated Amortization, Ending balance	625,323	489,605
Right of use asset, Carrying Amounts, Beginning balance	241,047
Right of use asset, Carrying Amounts, Ending balance	365,681	241,047
Lease liability, Beginning balance	279,263	359,348
Interest expense	40,067 [1]	49,738
Lease payments	(172,820)	(204,518)
Lease modification		81,542
Effect of changes in foreign exchange rates, net	(7,403)	(6,847)
Additions	260,352
Lease liability, Ending balance	$ 399,459	$ 279,263

[1]	The Company paid $16,568 in other finance costs.